OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER INCOME
Gain on disposal of Property, plant and equipment	$ 480,401	$ 16,005	$ 265,514
Recovery of PIS credit and COFINS (1)		6,744,341	40,281,550
Others	857,477	1,595,952	400,094
Total	$ 1,337,878	$ 8,356,298	$ 40,947,158